Borrowings and Debt Securities - Schedule of Changes in Borrowings and Debt Securities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes In Borrowings and Debt Securities [Line Items]
Beginning balance	₩ 74,345,677	₩ 72,946,674
Cash flows	9,081,358	1,924,810
Ending balance	84,940,016	74,345,677
Borrowings and debt securities
Changes In Borrowings and Debt Securities [Line Items]
Beginning balance	69,724,581	67,876,541
Cash flows	9,653,394	2,538,787
Effect of exchange rate fluctuations	1,001,493	(640,304)
Others	150,045	(50,443)
Ending balance	₩ 80,529,513	₩ 69,724,581